Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets (note 17)	$ 0.0	$ 6.6
Other current assets	$ 17.9	$ 23.6